Fair Value Measurements (Detail 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Convertible Notes Payable [Member]
Fair Value Disclosure [Line Items]
Balance beginning	$ 0	$ 0	$ 0	$ 534,975
Extinguishment				(434,500)
Fair value at issuance			0	189,300
Change in fair value			0	(289,775)
Balance ending			0	0
Series A-1 Preferred Stock [Member]
Fair Value Disclosure [Line Items]
Balance beginning	0	0	0	56,926
Extinguishment				0
Fair value at issuance			0	0
Change in fair value			0	(56,926)
Balance ending			0	0
Common stock warrants [Member]
Fair Value Disclosure [Line Items]
Balance beginning	4,145	30,278	30,278	0
Extinguishment				0
Fair value at issuance		41,305	41,306	466,706
Change in fair value	(618)	(12,321)	(67,439)	(436,428)
Balance ending	$ 3,527	$ 59,262	$ 4,145	$ 30,278